Inventories, Net	12 Months Ended
Aug. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

Inventories, net consisted of the following:

	As of August 31,
	2025	2024
Foods	$31,057	$30,341
Beverage	3,035	4,391
Consumables	1,087	3,403
Total	$35,179	$38,135

No impairment on inventories were recorded for the years ended August 31, 2025, 2024 and 2023.